Related Party Transactions and Balances	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Related Party Transactions and Balances

The Company, through its wholly-owned subsidiary Grass Roots, maintains a brokerage agreement with a related party named Royal Strategies and Solutions, Inc. (“RSS”). Under the terms of the agreement, RSS promotes the Company’s products in return for a commission on successful sales or sales agreements. The Company and RSS share a common base of majority stockholders.  Furthermore, the Company’s principal executive officers also serve as corporate officers to RSS.

RSS leases office space and a warehouse which is partially subleased to the Company. The Company utilizes this space for the warehousing and distribution of its products. In addition, RSS is financially responsible for other operating costs and personnel that are utilized by or dedicated to the Company. The Company, in turn, provides cash financing to RSS; either via allocated charge backs or non-interest bearing loans.

Under the guidelines of ASC 810.10, Amendments to FASB Interpretation No. 46(R), “if a reporting entity is not the primary beneficiary but has a variable interest in the variable interest entity, the reporting entity is required to disclose related information in its financial statements.” Based upon tests performed, the Company has determined that it has a variable interest in RSS but is not the primary beneficiary; and, therefore has not consolidated the financial statements of RSS with the Company.

At June 30, 2011, aggregate non-interest bearing advances made to RSS were $28,345. For the six month periods ended June 30, 2011 and 2010, the Company recorded $21,448 and $100,221, respectively, in expenses from activity associated with RSS. These expenses were comprised primarily of employee compensation and administrative charge backs.

At December 31, 2010, aggregate non-interest bearing advances made to RSS were $26,493.

In the event the Company discontinued using RSS as a provider of these brokerage services, it would not have a material impact on the Company’s financial condition or operations.

The Company through its wholly-owned subsidiary Grass Roots maintains a brokerage agreement with Royal Strategies and Solutions, Inc. (“RSS”), a related party. Under the terms of the agreement, RSS promotes the Company’s products in return for a commission on successful sales or sales agreements. The Company also shares a common base of majority stockholders with RSS.  Additionally, the Company’s principal executive officers also serve as corporate officers to RSS.

RSS leases office space and a warehouse which is partially subleased to the Company. The Company utilizes this space for the warehousing and distribution of its products.  In addition, RSS is financially responsible for other operating costs and personnel that are utilized by or dedicated to the Company. The Company, in turn, provides cash financing to RSS; either via allocated expenses or non-interest bearing loans.

Under the guidelines of ASC 810.10, Amendments to FASB Interpretation No. 46(R), “if a reporting entity is not the primary beneficiary but has a variable interest in the variable interest entity, the reporting entity is required to disclose related information in its financial statements.”  Based upon tests performed, the Company has determined that it has a variable interest in RSS but is not the primary beneficiary; and, therefore has not consolidated the financial statements of RSS with the Company.

Advances from the related party RSS at December 31, 2009 was $160,479 and non-interest bearing.

Advances to the related party RSS at December 31, 2010 was $26,493.  For the years ended December 31, 2010 and 2009, the Company recorded $210,722 and $336,750 in expenses, respectively, from activity associated with RSS. These expenses were comprised primarily of brokerage fees, commissions and administrative services.

In the event the Company discontinued using RSS as a provider of these brokerage services, it would not have a material impact on the Company’s financial condition or operations.

The maximum exposure to loss that exists as a result of the Company's involvement with RSS cannot be quantified as such exposure would include responsibility for the remainder of the leased office space and warehouse, unknown personnel costs and undeterminable promotional costs that have been the responsibility of RSS.